SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 51,950	$ (73,515)	$ (48,771)
HONG KONG
IfrsStatementLineItems [Line Items]
Current tax	17,968	16,308	19,720
Under (Over) provision of tax in prior years	33,982	(89,823)	(68,491)
Total	$ 51,950	$ (73,515)	$ (48,771)